Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment
17. Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At January 1, 2023
Cost	$991	$20,364	$18,514	$8,596	$14,270	$62,735
Accumulated depreciation	—	(7,074)	(10,218)	(5,348)	—	(22,640)
Net book value	$991	$13,290	$8,296	$3,248	$14,270	$40,095
Year ended December 31, 2023
Opening net book value	$991	$13,290	$8,296	$3,248	$14,270	$40,095
Additions	619	198	864	1,198	3,631	6,510
Disposals	(12)	(2)	(34)	—	(7)	(55)
Depreciation and amortization	—	(377)	(964)	(739)	—	(2,080)
Transfers between classifications (c)	—	324	13,787	—	(14,111)	—
Changes in decommissioning, restoration and other provisions	(7)	926	18	—	(6)	931
Capitalized borrowing costs (Note 11)	—	—	—	—	780	780
Changes in foreign exchange rates	(26)	(89)	(280)	(25)	(196)	(616)
Closing net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
At December 31, 2023
Cost	$1,565	$20,693	$32,532	$9,738	$4,361	$68,889
Accumulated depreciation	—	(6,423)	(10,845)	(6,056)	—	(23,324)
Net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
Year ended December 31, 2024
Opening net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
Additions	315	1	533	846	1,447	3,142
Disposals	(7)	(4)	(50)	—	(2)	(63)
Change from the NSC/POSCO transaction (Note 5)	—	115	105	83	39	342
Sale of steelmaking coal business (Note 5)	—	(9,609)	(4,214)	(2,090)	(1,360)	(17,273)
Asset impairment	—	—	(961)	—	(54)	(1,015)
Depreciation and amortization	—	(396)	(1,459)	(586)	—	(2,441)
Transfers between classifications (c)	—	106	3,217	—	(3,323)	—
Changes in decommissioning, restoration and other provisions	—	39	(9)	—	—	30
Capitalized borrowing costs (Note 11)	—	—	—	—	66	66
Changes in foreign exchange rates	82	357	1,500	95	181	2,215
Closing net book value	$1,955	$4,879	$20,349	$2,030	$1,355	$30,568
At December 31, 2024
Cost	$1,955	$6,988	$29,313	$4,417	$1,355	$44,028
Accumulated depreciation	—	(2,109)	(8,964)	(2,387)	—	(13,460)
Net book value	$1,955	$4,879	$20,349	$2,030	$1,355	$30,568

17. Property, Plant and Equipment (continued)

a) Exploration and Evaluation

Significant exploration and evaluation projects in property, plant and equipment include the Highland Valley Copper Mine Life Extension, Aktigiruq-Anarraaq extension at Red Dog, Galore Creek, Zafranal, San Nicolás and NewRange.

b) Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate of the project-specific debt, as applicable. Capitalized borrowing costs are classified with the asset they relate to within mineral properties, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2024 was 7.4% (2023 – 5.8%).

c) Transfers Between Classifications
Of the $14.1 billion in transfers in 2023, the largest component related to QB assets which became available for use in December of 2023. Of the $3.3 billion in transfers in 2024, the largest component related to QB assets which became available for use in May of 2024.